Transaction Agreement- Debt Commitment Letters (Details) - Line of Credit [Member]	Jul. 30, 2019 USD ($)
Transaction Agreement [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000,000
Shanghai Pudong Development Bank Putuo Sub Branch [Member]
Transaction Agreement [Line Items]
Debt Instrument, Term	7 years
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000,000
China Merchants Bank Shanghai Branch [Member]
Transaction Agreement [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000,000